Note 20 - Revision of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
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NOTE 20: REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

During 2023, management of the Company became aware of certain errors in the recording of expenses within research and development and general and administrative expenses in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2022. Revisions of these amounts are reflected in the following tables.

Revised Consolidated Balance Sheet

	As of December 31, 2022
	As reported	Adjustment	As revised
Accrued liabilities	740	115	855
Total current liabilities	2,246	115	2,361
Total liabilities	2,246	115	2,361
Accumulated deficit	(73,906)	(115)	(74,021)
Total shareholders’ deficit	(2,111)	(115)	(2,226)

Revised Consolidated Statements of Operations and Comprehensive Loss

	For the year ended December 31, 2022
	As reported	Adjustment	As revised
Research and development expenses	1,272	27	1,299
General and administration expenses	1,454	88	1,542
Total operating expenses	3,329	115	3,444
Loss before Income Tax	(3,789)	(115)	(3,904)
Net Loss and Comprehensive Loss	(3,789)	(115)	(3,904)

Revised Consolidated Statement of Cash Flows

	For the year ended December 31, 2022
	As reported	Adjustment	As revised
Net loss	(3,789)	(115)	(3,904)
Change in accrued liabilities	(18)	115	97
Net cash used in operating activities	(2,892)	-	(2,892)